                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-7822
                                  ----------------------------------------------

                        AMERICAN CENTURY INVESTMENT TRUST
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               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
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  (Address of principal executive offices)                        (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:      03-31
                          ------------------------------------------------------

Date of reporting period:     06-30-2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
PRIME MONEY MARKET FUND
JUNE 30, 2005

[american century investments logo and text logo]

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) - 50.2%
       $20,000,000  Allied Irish Banks N.A., 3.24%,
                    9/1/05 (Acquired 6/1/05,
                    Cost $19,834,400)(2)                         $    19,888,400
        11,500,000  American Family Financial
                    Services, Inc., 3.35%, 10/20/05                   11,381,215
        15,000,000  American Honda Finance,
                    3.07%, 7/21/05                                    14,974,417
         5,000,000  Amstel Funding Corp., 3.17%,
                    8/15/05 (Acquired 5/12/05,
                    Cost $4,959,935)(2)                                4,980,188
         8,000,000  Amstel Funding Corp., 3.25%,
                    8/29/05 (Acquired 5/31/05,
                    Cost $7,935,000)(2)                                7,957,389
        20,000,000  Amsterdam Funding Corp., 3.08%,
                    7/18/05 (Acquired 5/5/05,
                    Cost $19,873,378)(2)                              19,970,911
        32,000,000  Amsterdam Funding Corp., 3.14%,
                    7/19/05 (Acquired 6/9/05,
                    Cost $31,888,356)(2)                              31,949,760
        35,000,000  Blue Ridge Asset Funding, 3.10%,
                    7/25/05 (Acquired 5/18/05,
                    Cost $34,795,056)(2)                              34,927,667
        25,000,000  Cedar Springs Capital Co., 3.11%,
                    7/12/05 (Acquired 5/18/05,
                    Cost $24,881,215)(2)                              24,976,243
         6,000,000  Cedar Springs Capital Co., 3.19%,
                    8/10/05 (Acquired 5/17/05,
                    Cost $5,954,808)(2)                                5,978,733
        24,301,000  Cedar Springs Capital Co., 3.36%,
                    9/6/05 (Acquired 6/21/05,
                    Cost $24,126,357)(2)                              24,149,038
        40,000,000  Charta LLC, 3.25%, 9/6/05
                    (Acquired 6/2/05,
                    Cost $39,653,333)(2)                              39,758,055
        13,000,000  CitiBank Credit Card Issuance
                    Trust, 3.14%, 7/26/05 (Acquired
                    5/26/05, Cost $12,930,833)(2)                     12,971,653
        15,000,000  CitiBank Credit Card Issuance
                    Trust, 3.16%, 8/3/05 (Acquired
                    6/1/05, Cost $14,917,050)(2)                      14,956,550
        26,000,000  CitiBank Credit Card Issuance
                    Trust, 3.18%, 8/18/05 (Acquired
                    5/20/05, Cost $25,793,300)(2)                     25,889,760
        50,000,000  Credit Suisse First Boston, 3.23%,
                    8/31/05                                           49,726,347
        44,333,000  Crown Point Capital Co., 3.26%,
                    7/14/05 (Acquired
                    6/21/05-6/27/05,
                    Cost $44,243,151)(2)                              44,280,860
        29,000,000  Danske Corporation,
                    3.15%, 8/8/05                                     28,903,575
        30,000,000  Danske Corporation,
                    3.37%, 11/30/05                                   29,573,133
        30,000,000  Depfa Bank plc, 3.00%, 7/5/05
                    (Acquired 4/1/05,
                    Cost $29,762,500)(2)                              29,990,000
        33,000,000  Falcon Asset Securitization Corp.,
                    3.11%, 7/13/05 (Acquired
                    6/7/05, Cost $32,897,370)(2)                      32,965,790
         6,000,000  Govco Incorporated, 3.15%,
                    8/11/05 (Acquired 5/11/05,
                    Cost $5,951,700)(2)                                5,978,475
        40,000,000  Govco Incorporated, 3.17%,
                    8/16/05 (Acquired 5/16/05,
                    Cost $39,675,956)(2)                              39,837,978
        24,000,000  ING (US) Funding LLC,
                    3.19%, 8/9/05                                     23,917,060
        29,000,000  Lexington Parker Capital,
                    3.04%, 7/6/05 (Acquired 4/6/05,
                    Cost $28,777,151)(2)                              28,987,756
         8,000,000  Lexington Parker Capital, 3.20%,
                    7/13/05 (Acquired 6/17/05,
                    Cost $7,981,511)(2)                                7,991,467
        10,000,000  Lexington Parker Capital, 3.24%,
                    7/22/05 (Acquired 6/21/05,
                    Cost $9,972,100)(2)                                9,981,100
        10,000,000  Lexington Parker Capital, 3.16%,
                    8/8/05 (Acquired 5/11/05,
                    Cost $9,921,878)(2)                                9,966,645

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         7,000,000  Morgan Stanley, 3.15%, 7/15/05                     6,991,425
        42,000,000  Morgan Stanley, 3.22%, 7/22/05                    41,921,110
         5,000,000  Morgan Stanley, 3.36%, 8/22/05                     4,975,733
           750,000  Paradigm Funding LLC, 3.28%,
                    7/11/05 (Acquired 6/23/05,
                    Cost $748,770)(2)                                    749,317
           591,000  Paradigm Funding LLC, 3.28%,
                    7/15/05 (Acquired 6/23/05,
                    Cost $589,815)(2)                                    590,246
        20,000,000  Paradigm Funding LLC, 3.22%,
                    8/15/05 (Acquired 6/10/05,
                    Cost $19,881,933)(2)                              19,919,500
        18,772,000  Paradigm Funding LLC, 3.21%,
                    8/19/05 (Acquired
                    5/24/05-6/23/05,
                    Cost $18,627,603)(2)                              18,689,887
        14,000,000  Paradigm Funding LLC, 3.21%,
                    8/26/05 (Acquired 5/24/05,
                    Cost $13,882,657)(2)                              13,930,093
         9,282,000  Preferred Receivable Funding,
                    3.28%, 7/28/05 (Acquired
                    6/28/05, Cost $9,256,629)(2)                       9,259,166
        19,500,000  Santa Clara Valley Water District
                    No. 80 COP, 3.45%, 9/8/05                         19,371,056
         3,000,000  SBC Communications Inc., 3.18%,
                    7/13/05 (Acquired 6/15/05,
                    Cost $2,992,580)(2)                                2,996,820
        10,200,000  Spintab AB, 3.11%, 7/28/05                        10,176,209
           800,000  Spintab AB, 3.20%, 8/23/05                           796,231
         2,200,000  Stadshypotek Delaware, Inc.,
                    3.22%, 7/11/05 (Acquired
                    6/23/05, Cost $2,196,458)(2)                       2,198,032
        10,000,000  Stadshypotek Delaware, Inc.,
                    3.15%, 7/20/05 (Acquired
                    6/10/05, Cost $9,965,000)(2)                       9,983,375
         5,000,000  Stadshypotek Delaware, Inc.,
                    3.18%, 8/15/05 (Acquired
                    5/13/05, Cost $4,958,549)(2)                       4,980,156
        30,878,000  Tannehill Capital Co. LLC, 3.11%,
                    7/20/05 (Acquired 5/2/05,
                    Cost $30,667,266)(2)                              30,827,317
        10,000,000  Thunder Bay Funding Inc., 3.03%,
                    7/11/05 (Acquired 4/11/05,
                    Cost $9,923,408)(2)                                9,991,584
        50,000,000  UBS Finance LLC, 3.39%, 7/1/05                    50,000,000
        10,300,000  Verizon Networ Funding,
                    3.29%, 7/18/05                                    10,283,998
        30,000,000  WestLB AG, 3.39%, 11/23/05
                    (Acquired 5/23/05,
                    Cost $29,480,200)(2)                              29,590,375
        11,900,000  Windmill Funding Corp., 3.10%,
                    7/15/05 (Acquired 6/3/05,
                    Cost $11,856,962)(2)                              11,885,654
         5,000,000  Windmill Funding Corp., 3.15%,
                    7/29/05 (Acquired 6/6/05,
                    Cost $4,976,813)(2)                                4,987,750
        16,500,000  Windmill Funding Corp., 3.29%,
                    8/22/05 (Acquired 6/22/05,
                    Cost $16,408,017)(2)                              16,421,588
        45,058,000  Yorktown Capital, LLC, 3.09%,
                    7/12/05 (Acquired 6/1/05,
                    Cost $44,899,433)(2)                              45,015,457
        10,000,000  Yorktown Capital, LLC, 3.15%,
                    7/14/05 (Acquired 6/14/05,
                    Cost $9,973,750)(2)                                9,988,625
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                             1,023,330,869
                                                                 ---------------

CORPORATE BONDS - 16.2%
         9,700,000  215 Jane Investors LLC,
                    Series 2002, VRN, 3.25%, 7/6/05
                    (Acquired 6/11/02,
                    Cost $9,700,000)(2)                                9,700,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         3,365,000  A&M Hospital Convention Center,
                    VRN, 3.39%, 7/7/05                                 3,365,000
         1,315,000  A&M Hospitalities LLC, VRN,
                    3.39%, 7/7/05                                      1,315,000
         5,410,000  Arbor Properties Inc., VRN,
                    3.33%, 7/6/050                                     5,410,000
         4,520,000  Chaffee Point Hospitalities LLC,
                    VRN, 3.39%, 7/7/05                                 4,520,000
         7,575,000  Colorado Natural Gas Inc., VRN,
                    3.34%, 7/7/05                                      7,575,000
         5,250,000  Dormitory Partnership Phase I,
                    VRN, 3.39%, 7/7/05                                 5,250,000
        32,500,000  HBOS Treasury Services plc, VRN,
                    3.16%, 7/12/05, resets quarterly
                    off the 3-month LIBOR plus
                    0.03% with no caps (Acquired
                    2/7/05, Cost $32,516,933)(2)                      32,509,828
         7,545,000  Herman & Kittle Capital LLC, VRN,
                    3.38%, 7/7/05                                      7,545,000
        50,000,000  Landesbank Baden-Wuerttemberg
                    (New York), VRN, 3.15%, 7/13/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.06% with no caps                    49,997,864
        20,000,000  Lloyds TSB Bank plc, VRN, 3.24%,
                    9/1/05, resets quarterly off the
                    3-month LIBOR minus 0.09%
                    with no caps                                      19,995,541
         6,250,000  McMurry Residence
                    Partnership I Ltd., VRN, 3.39%,
                    7/7/05 (LOC: LaSalle Bank N.A.)                    6,250,000
         7,100,000  Mullenix-St Charles Properties LP,
                    VRN, 3.36%, 7/7/05                                 7,100,000
         5,800,000  Oklahoma Christian
                    University Inc., VRN,
                    3.39%, 7/7/05                                      5,800,000
        11,000,000  Palms at Brentwood, VRN,
                    3.40%, 7/7/05                                     11,000,000
        32,000,000  Pfizer Inc., VRN, 3.15%, 8/4/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.06% with no caps                    32,000,000
        18,000,000  Salvation Army, VRN,
                    3.34%, 7/7/05                                     18,000,000
        50,000,000  Transamerica Occidental Life
                    Insurance Co., VRN, 3.32%,
                    8/1/05, resets quarterly off the
                    3-month LIBOR plus 0.11% with
                    no caps (Acquired 11/9/99,
                    Cost $50,000,000)(2)                              50,000,000
        41,000,000  Travelers Insurance Co. Group,
                    VRN, 3.31%, 8/5/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.08% with no caps
                    (Acquired 8/7/03,
                    Cost $41,000,000)(2)                              41,000,000
        11,990,000  Woodgrain Millwork, VRN,
                    3.35%, 7/7/05                                     11,990,000
                                                                 ---------------
TOTAL CORPORATE BONDS                                                330,323,233
                                                                 ---------------

MUNICIPAL SECURITIES - 15.0%
         3,520,000  Acworth Downtown Development
                    Auth. Rev., (Cable/Fiber Project),
                    VRDN, 3.25%, 7/7/05 (Ambac)
                    (SBBPA: Bank of America N.A.)                      3,520,000
         7,115,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations Rev.,
                    Series 2002 B, (Colma Bart),
                    VRDN, 3.25%, 7/7/05
                    (LOC: Bank of America N.A.)                        7,115,000
         3,600,000  Athens-Clarke County Industrial
                    Development Auth. Rev., (Allen
                    Properties Inc.), VRDN, 3.25%,
                    7/6/05 (LOC: SunTrust Bank)                        3,600,000
         5,010,000  Babylon Industrial Development
                    Agency Rev., Series 2004 A,
                    (Topiderm Inc.), VRDN, 3.39%,
                    7/7/05 (LOC: Citibank N.A.)                        5,010,000
         5,990,000  Calexico Unified School District
                    COP, (Refinancing Project), VRDN,
                    3.37%, 7/7/05 (XLCA)
                    (SBBPA: Wachovia Bank N.A.)                        5,990,000
        12,800,000  California Statewide Communities
                    Development Auth. Rev.,
                    Series 2002 B, (Biola University),
                    VRDN, 3.25%, 7/7/05
                    (LOC: BNP Paribas)                                12,800,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         7,235,000  California Statewide Communities
                    Development Auth. Rev.,
                    Series 2005 B, (Plan Nine), VRDN,
                    3.34%, 7/7/05 (LOC: Union Bank
                    of California N.A.)                                7,235,000
         5,420,000  City of Fairfield Rev.,
                    Series 2005 A, VRDN, 3.36%,
                    7/7/05 (LOC: Landesbank
                    Hessen-Thuringen)                                  5,420,000
         3,275,000  Columbus Development Auth. Rev.,
                    (Woodmont Properties LLC),
                    VRDN, 3.39%, 7/7/05
                    (LOC: Columbus Bank & Trust)                       3,275,000
        20,000,000  Concordia College Rev., VRDN,
                    3.34%, 7/1/05 (LOC: Bank of
                    America N.A.)                                     20,000,000
        20,000,000  Cook County GO, Series 2005 D,
                    (Public Improvements), VRDN,
                    3.36%, 7/6/05
                    (SBBPA: Depfa Bank plc)                           20,000,000
         7,000,000  County of Cuyahoga Rev.,
                    Series 2004 B, (Gateway), VRDN,
                    3.26%, 7/6/05
                    (SBBPA: Wachovia Bank N.A.)                        7,000,000
         3,035,000  El Monte COP, Series 2003 B,
                    (Community Improvement),
                    VRDN, 3.39%, 7/7/05
                    (LOC: California State
                    Teacher's Retirement System)                       3,035,000
         6,905,000  Gadsden Alabama Airport Auth.
                    Rev., VRDN, 3.33%, 7/7/05
                    (LOC: Southtrust Bank N.A.)                        6,905,000
         7,880,000  Georgia Municipal Gas Auth. Rev.,
                    (National Gas Utility
                    Improvements), VRDN, 3.37%,
                    7/7/05 (LOC: Wachovia
                    Bank N.A., Bayerische
                    Landesbank, Bank One
                    Kentucky N.A.)                                     7,880,000
         7,600,000  Grand Traverse Band Economic
                    Development Corp. Rev., VRDN,
                    3.25%, 7/7/05 (LOC: Bank of
                    America N.A.)                                      7,600,000
         9,800,000  Illinois Financial Auth. Rev., VRDN,
                    3.35%, 7/7/05
                    (LOC: LaSalle Bank N.A.)                           9,800,000
         8,650,000  Jackson Energy Auth. Rev.,
                    Series 2003 A, VRDN, 3.25%,
                    7/6/05 (FGIC) (SBBPA: Bank of America N.A.)        8,650,000
         9,000,000  Jackson Energy Auth. Rev.,
                    Series 2003 B, VRDN, 3.25%,
                    7/7/05 (FGIC) (SBBPA: Bank of America N.A.)        9,000,000
         6,000,000  Kankakee GO, (Exit 308), VRDN,
                    3.30%, 7/7/05 (RADIAN)
                    (SBBPA: Bank One N.A.)                             6,000,000
         1,800,000  Las Cruces Industrial Rev.,
                    (F&A Dairy Products), VRDN,
                    3.35%, 9/1/05
                    (LOC: Wells Fargo Bank N.A.)                       1,800,000
         3,000,000  Long Beach Rev., Series 2004 A,
                    (Towne Center Site), VRDN,
                    3.32%, 7/7/05
                    (LOC: Allied Irish Bank plc)                       3,000,000
        10,000,000  Michigan State Housing
                    Development Auth. Rev.,
                    Series 2002 C, VRDN, 3.32%,
                    7/6/05 (MBIA)
                    (SBBPA: Landesbank
                    Hessen-Thurigen Girozentrale)                     10,000,000
        10,000,000  Mississippi Business Finance
                    Corporation Industrial
                    Development Rev., (VC Regional
                    Assembly), VRDN, 3.33%, 7/6/05
                    (LOC: JPMorgan Chase Bank)                        10,000,000
         8,705,000  Montgomery County
                    Redevelopment Auth. Multifamily
                    Housing Rev., Series 2001 A,
                    (Kingswood Apartments), VRDN,
                    3.32%, 7/7/05 (LOC: FNMA)                          8,705,000
         4,800,000  Newton Economic Development
                    Rev., (Medical Office Plaza),
                    VRDN, 3.25%, 7/7/05
                    (LOC: Bank of America N.A.)                        4,800,000
        14,135,000  North Carolina Housing Finance
                    Agency Rev., Series 2003 D,
                    (Multifamily), VRDN, 3.32%,
                    7/6/05 (SBBPA: Wachovia
                    Bank N.A.)                                        14,135,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           170,000  North Miami Special Obligation
                    Rev., (Pension Funding), VRDN,
                    3.25%, 7/7/05 (Ambac)                                170,000
        17,766,000  Oaks Christian School Rev.,
                    3.34%, 7/7/05
                    (LOC: U.S. Bank N.A.)                             17,766,000
         1,500,000  Olathe Industrial Rev.,
                    (Zschoche Family), VRDN, 3.38%,
                    7/7/05 (LOC: U.S. Bank N.A.)                       1,500,000
         5,000,000  Omaha Special Obligation Rev.,
                    (Riverfront Redevelopment),
                    VRDN, 3.43%, 7/6/05 (Ambac)
                    (SBBPA: Dexia Credit Local)                        5,000,000
         2,000,000  Orange County Industrial
                    Development Auth. Rev., (Jewish
                    Federation of Greater Orlando),
                    VRDN, 3.25%, 7/7/05
                    (LOC: Bank of America N.A.)                        2,000,000
        11,780,000  Pasadena COP, (Los Robles
                    Avenue Parking Facilities), VRDN,
                    3.33%, 7/5/05 (LOC: Bank of
                    New York & California State
                    Teachers Retirement System)                       11,780,000
         1,295,000  Plymouth Rev., (Carlson Center),
                    VRDN, 3.38%, 7/7/05 (LOC: U.S.
                    Bank Trust N.A.)                                   1,295,000
         9,990,000  Putnam County Industrial
                    Development Agency Rev.,
                    (Sincerity Facility LLC), VRDN,
                    3.34%, 7/7/05
                    (LOC: Bank of New York)                            9,990,000
         6,400,000  Roman Catholic Diocese of
                    Raleigh Rev., Series 2002 A,
                    VRDN, 3.39%, 7/7/05
                    (LOC: Bank of America N.A.)                        6,400,000
         8,000,000  San Jose Financing Auth.
                    Lease Rev., Series 2001 B,
                    (Hayes Mansion Phase), VRDN,
                    3.31%, 7/6/05 (Ambac)
                    (SBBPA: Bank of Nova Scotia)                       8,000,000
         4,950,000  Santa Rosa Pension
                    Obligation Rev., Series 2003 A,
                    VRDN, 3.36%, 7/7/05
                    (LOC: Landesbank
                    Hessen-Thurigen Girozentrale)                      4,950,000
         7,719,994  Savannah College of Art &
                    Design Inc. Rev., Series 2004 BD,
                    VRDN, 3.34%, 7/7/05
                    (LOC: Bank of America N.A.)                        7,719,994
        13,235,000  Southeast Alabama Gas
                    District Rev., VRDN, 3.33%,
                    7/7/05                                            13,235,000
         4,245,000  Sterling Tax Allocation Rev.,
                    (Rock River Redevelopment),
                    VRDN, 3.40%, 7/6/05
                    (LOC: Wachovia Bank N.A.)                          4,245,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           306,325,994
                                                                 ---------------

CERTIFICATES OF DEPOSIT - 12.2%
        38,000,000  American Express Centurion Bank,
                    3.29%, 8/1/05 (Acquired 6/30/05,
                    Cost $38,000,000)(2)                              38,000,000
        45,000,000  Barclays Bank plc, (New York),
                    3.42%, 9/26/05 (Acquired
                    6/24/05, Cost $45,000,000)(2)                     45,000,000
        25,000,000  Citibank N.A., 3.16%, 7/18/05
                    (Acquired 5/5/05,
                    Cost $25,000,000)(2)                              25,000,000
        30,000,000  First Tennessee Bank N.A., 3.24%,
                    8/12/05 (Acquired 6/13/05,
                    Cost $30,000,000)(2)                              30,000,000
        50,000,000  Fortis Bank, (New York), 3.18%,
                    8/8/05 (Acquired 6/6/05,
                    Cost $50,000,000)(2)                              50,000,000
         1,800,000  Purdue Research Foundation,
                    3.42%, 9/1/05 (Acquired 6/23/05,
                    Cost $1,800,000)(2)                                1,800,000
        10,000,000  Rabobank Nederland N.V., 3.20%,
                    8/15/05 (Acquired 6/10/05,
                    Cost $10,000,000)(2)                              10,000,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
        20,000,000  Svenska Handelsbanken,
                    (New York), 3.18%, 8/12/05
                    (Acquired 6/8/05,
                    Cost $20,000,000)(2)                              20,000,000
        30,000,000  Toronto Dominion Bank
                    (New York), 2.76%, 7/1/05                         30,000,000
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                        249,800,000
                                                                 ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 3.0%
        30,000,000  FHLB, VRN, 3.00%, 7/5/05,
                    resets quarterly off the 3-month
                    LIBORminus 0.12% with no caps                     29,995,840
        32,000,000  FNMA, VRN, 3.03%, 7/21/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.07% with no caps                    31,993,673
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               61,989,513
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 96.6%                                1,971,769,609
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 3.4%                                   69,096,886
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $ 2,040,866,495
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective June 30, 2005.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2005.
XLCA = XL Capital Ltd.
(1) The rate indicated is the yield to maturity at purchase.
(2) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act
    Or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2005, was $1,073,349,188, which represented 52.6% of net assets. Restricted securities considered illiquid represent 4.5% of net assets.

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                  $ 1,971,769,609
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
DIVERSIFIED BOND FUND
JUNE 30, 2005
[american century investments logo and text logo]

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES(1) - 31.7%
        $9,500,000  FHLMC, 5.00%,
                    settlement date 7/19/05(2)                    $    9,606,875
            47,960  FHLMC, 6.50%, 2/1/09                                  49,864
            52,139  FHLMC, 6.50%, 12/1/12                                 54,234
           409,342  FHLMC, 6.00%, 1/1/13                                 423,258
            68,182  FHLMC, 7.00%, 11/1/13                                 71,372
           128,227  FHLMC, 7.00%, 6/1/14                                 134,223
           535,060  FHLMC, 6.50%, 6/1/16                                 556,797
         4,225,462  FHLMC, 5.00%, 11/1/17                              4,277,672
         6,611,307  FHLMC, 4.50%, 1/1/19(3)                            6,586,746
             3,412  FHLMC, 8.50%, 10/1/26                                  3,727
            40,365  FHLMC, 7.00%, 9/1/27                                  42,577
            64,041  FHLMC, 6.50%, 1/1/28                                  66,538
            10,488  FHLMC, 7.00%, 2/1/28                                  11,063
           364,435  FHLMC, 6.50%, 3/1/29                                 378,673
           241,968  FHLMC, 6.50%, 6/1/29                                 251,330
            36,303  FHLMC, 7.00%, 8/1/29                                  38,247
           102,663  FHLMC, 7.50%, 8/1/29                                 109,991
           318,920  FHLMC, 6.50%, 5/1/31                                 330,845
           270,143  FHLMC, 6.50%, 6/1/31                                 280,243
         4,012,058  FHLMC, 5.50%, 12/1/33(3)                           4,071,686
        23,239,500  FNMA, 5.50%,
                    settlement date 7/14/05(2)                        23,559,044
        38,474,700  FNMA, 6.00%,
                    settlement date 7/14/05(2)                        39,448,573
        25,825,000  FNMA, 6.50%,
                    settlement date 7/14/05(2)                        26,728,875
         6,300,000  FNMA, 4.50%,
                    settlement date 7/19/05(2)                         6,272,438
         2,550,000  FNMA, 5.00%,
                    settlement date 7/19/05(2)                         2,578,688
        11,900,000  FNMA, 5.50%,
                    settlement date 7/19/05(2)                        12,216,088
        13,000,000  FNMA, 5.00%,
                    settlement date 8/11/05(2)                        12,975,626
           122,234  FNMA, 6.00%, 2/1/09                                  126,399
            76,142  FNMA, 6.00%, 5/1/13                                   78,782
           154,772  FNMA, 6.00%, 7/1/13                                  160,159
           214,237  FNMA, 6.00%, 12/1/13                                 221,695
           182,562  FNMA, 6.00%, 1/1/14                                  188,917
           367,378  FNMA, 6.00%, 2/1/14                                  380,167
           323,674  FNMA, 6.00%, 4/1/14                                  334,941
         3,253,129  FNMA, 5.50%, 12/1/16                               3,341,940
           205,268  FNMA, 6.50%, 1/1/26                                  213,424
            33,494  FNMA, 7.00%, 12/1/27                                  35,391
             7,516  FNMA, 6.50%, 1/1/28                                    7,806
            16,604  FNMA, 7.00%, 1/1/28                                   17,544
            65,513  FNMA, 7.50%, 4/1/28                                   70,131
           171,031  FNMA, 7.00%, 5/1/28                                  180,680
            12,371  FNMA, 7.00%, 6/1/28                                   13,069
            49,880  FNMA, 6.50%, 1/1/29                                   51,799
           136,142  FNMA, 6.50%, 4/1/29                                  141,386
           167,682  FNMA, 7.00%, 7/1/29                                  177,104
           155,979  FNMA, 7.50%, 7/1/29                                  166,804
            37,174  FNMA, 7.00%, 5/1/30                                   39,212
           245,844  FNMA, 7.50%, 8/1/30                                  262,694
           121,894  FNMA, 7.50%, 9/1/30                                  130,248
           879,476  FNMA, 7.00%, 9/1/31                                  927,661
           349,679  FNMA, 6.50%, 1/1/32                                  362,717
         3,014,301  FNMA, 7.00%, 6/1/32(3)                             3,179,621
         1,202,654  FNMA, 6.50%, 8/1/32                                1,247,496
         5,153,457  FNMA, 5.50%, 6/1/33(3)                             5,228,682
         5,012,044  FNMA, 5.50%, 8/1/33(3)                             5,085,205
         5,794,328  FNMA, 5.50%, 9/1/33(3)                             5,878,908

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
        10,534,306  FNMA, 5.50%, 1/1/34(3)                            10,688,069
            54,403  GNMA, 7.50%, 8/20/17                                  58,174
           133,188  GNMA, 7.00%, 11/15/22                                141,745
            75,584  GNMA, 8.75%, 3/15/25                                  83,006
            28,451  GNMA, 7.00%, 4/20/26                                  30,071
            56,780  GNMA, 7.50%, 8/15/26                                  60,991
            27,954  GNMA, 8.00%, 8/15/26                                  30,247
             2,757  GNMA, 7.50%, 4/15/27                                   2,959
            72,022  GNMA, 7.50%, 5/15/27                                  77,307
            52,779  GNMA, 8.00%, 6/15/27                                  57,095
             5,427  GNMA, 7.50%, 11/15/27                                  5,826
            37,539  GNMA, 7.00%, 2/15/28                                  39,801
            48,302  GNMA, 7.50%, 2/15/28                                  51,814
            34,418  GNMA, 6.50%, 3/15/28                                  36,031
            42,308  GNMA, 7.00%, 4/15/28                                  44,857
           224,808  GNMA, 6.50%, 5/15/28                                 235,343
            54,312  GNMA, 7.00%, 12/15/28                                 57,584
             9,869  GNMA, 8.00%, 12/15/29                                 10,671
           306,306  GNMA, 7.00%, 5/15/31                                 324,447
                                                                 ---------------
MORTGAGE-BACKED SECURITIES                                           191,411,913
(Cost $190,508,764)                                              ---------------

CORPORATE BONDS - 22.0%
AEROSPACE & DEFENSE - 0.5%
         1,880,000  United Technologies Corp.,
                    4.375%, 5/1/10(4)                                  1,899,431
           940,000  United Technologies Corp.,
                    5.40%, 5/1/35(4)                                     991,345
                                                                 ---------------
                                                                       2,890,776
                                                                 ---------------
AUTOMOBILES - 0.1%
           810,000  DaimlerChrysler N.A. Holding Corp.,
                    4.875%, 6/15/10                                      807,151
                                                                 ---------------
BEVERAGES - 0.4%
           640,000  Diageo Capital plc,
                    4.375%, 5/3/10                                       644,017
         1,500,000  Miller Brewing Co.,
                    4.25%, 8/15/08 (Acquired
                    8/6/03, Cost $1,494,855)(5)                        1,494,536
                                                                 ---------------
                                                                       2,138,553
                                                                 ---------------
CAPITAL MARKETS - 2.1%
         1,200,000  Goldman Sachs Group, Inc.,
                    5.70%, 9/1/12(4)                                   1,278,704
         1,500,000  Goldman Sachs Group, Inc.,
                    5.25%, 10/15/13                                    1,550,445
         1,180,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(4)                                   1,178,287
           600,000  Morgan Stanley, 4.00%, 1/15/10                       591,659
           900,000  Morgan Stanley, 4.25%, 5/15/10(4)                    894,993
         5,500,000  Morgan Stanley TRACERS(reg.sm),
                    7.78%, 3/1/32 (Acquired
                    3/15/02-8/28/02,
                    Cost $5,837,945)(5)                                6,857,763
           650,000  Residential Capital Corp.,
                    6.375%, 12/20/05
                    (Acquired 6/21/05,
                    Cost $648,089)(5)                                    653,817
                                                                 ---------------
                                                                      13,005,668
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 1.8%
           650,000  AmSouth Bancorp.,
                    5.20%, 4/1/15                                        677,297
         3,100,000  Bank of America Corp.,
                    4.375%, 12/1/10                                    3,116,191
           980,000  Marshall & Ilsley Bank,
                    4.125%, 9/4/07                                       985,169
         1,230,000  SouthTrust Corp., 5.80%, 6/15/14                   1,323,819
         1,330,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                     1,348,041
         2,080,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                     2,120,435
         1,100,000  Wells Fargo Bank N.A.,
                    4.75%, 2/9/15(4)                                   1,115,374
                                                                 ---------------
                                                                      10,686,326
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
           650,000  R.R. Donnelley & Sons Company,
                    3.75%, 4/1/09                                        630,001
           960,000  R.R. Donnelley & Sons Company,
                    4.95%, 5/15/10
                    (Acquired 5/18/05-5/19/05,
                    Cost $957,712)(5)                                    965,515
         1,100,000  Waste Management, Inc.,
                    7.00%, 7/15/28                                     1,279,727
                                                                 ---------------
                                                                       2,875,243
                                                                 ---------------
CONSUMER FINANCE - 0.4%
           900,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      907,380
         1,450,000  Capital One Financial Corp.,
                    4.80%, 2/21/12                                     1,444,613
                                                                 ---------------
                                                                       2,351,993
                                                                 ---------------
CONTAINERS & PACKAGING - 0.3%
         2,000,000  Ball Corp., 7.75%, 8/1/06                          2,080,000
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.6%
         1,500,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                     1,504,007
         1,240,000  CIT Group Inc., 4.25%, 2/1/10                      1,232,039
         1,240,000  CIT Group Inc., 5.125%, 9/30/14                    1,262,480
         3,570,000  Citigroup Inc., 5.00%, 9/15/14(3)                  3,658,621
         1,170,000  Ford Motor Credit Co.,
                    6.50%, 1/25/07                                     1,178,829
         2,000,000  Ford Motor Credit Co.,
                    7.375%, 10/28/09                                   1,956,144
         1,160,000  Ford Motor Credit Co.,
                    7.25%, 10/25/11                                    1,117,612
         1,500,000  General Motors Acceptance Corp.,
                    6.125%, 8/28/07                                    1,485,311
           950,000  HSBC Finance Corp.,
                    4.75%, 4/15/10                                       964,507
         1,550,000  J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11                                      1,716,151
                                                                 ---------------
                                                                      16,075,701
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
         1,390,000  AT&T Corp., 9.05%, 11/15/11                        1,608,924
         1,130,000  BellSouth Corp.,
                    5.20%, 12/15/16                                    1,157,495
         1,465,000  British Telecommunications plc,
                    7.00%, 5/23/07                                     1,537,752
           690,000  Deutsche Telekom International
                    Finance BV, 8.50%, 6/15/10                           800,494
           600,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                           623,958
           650,000  France Telecom, 8.00%, 3/1/11                        755,188
         1,180,000  Sprint Capital Corp.,
                    8.375%, 3/15/12                                    1,421,203
           580,000  Sprint Capital Corp.,
                    8.75%, 3/15/32(4)                                    809,368
           600,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10 (Acquired 6/29/05,
                    Cost $583,590)(5)                                    583,599

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           870,000  Verizon Virginia Inc.,
                    4.625%, 3/15/13                                      857,555
                                                                 ---------------
                                                                      10,155,536
                                                                 ---------------
ELECTRIC UTILITIES - 1.2%
           910,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        943,866
         1,800,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                               1,888,901
           950,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        957,155
           960,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                      1,061,779
           600,000  Tampa Electric Co.,
                    6.375%, 8/15/12(4)                                   663,189
         1,550,000  Virginia Electric and Power Co.,
                    5.25%, 12/15/15                                    1,597,842
                                                                 ---------------
                                                                       7,112,732
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.7%
           800,000  CVS Corp., 4.00%, 9/15/09                            793,414
         1,700,000  Safeway Inc., 6.50%, 3/1/11                        1,839,572
         1,600,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10(4)                                  1,597,003
                                                                 ---------------
                                                                       4,229,989
                                                                 ---------------
FOOD PRODUCTS - 0.2%
         1,210,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05,
                    Cost $1,188,716)(5)                                1,193,987
                                                                 ---------------
GAS UTILITIES - 0.1%
           500,000  Columbia Energy Group,
                    6.80%, 11/28/05                                      505,455
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
         1,500,000  Beckman Coulter Inc.,
                    7.45%, 3/4/08                                      1,616,426
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
         1,150,000  Mandalay Resort Group,
                    6.45%, 2/1/06(4)                                   1,167,250
         1,700,000  MGM Mirage, 6.00%, 10/1/09(4)                      1,717,000
         1,900,000  Park Place Entertainment Corp.,
                    7.875%, 12/15/05                                   1,933,250
         2,150,000  Yum! Brands Inc.,
                    8.875%, 4/15/11                                    2,608,021
                                                                 ---------------
                                                                       7,425,521
                                                                 ---------------
HOUSEHOLD DURABLES - 0.3%
         1,160,000  D.R. Horton Inc., 7.875%, 8/15/11                  1,309,620
           670,000  KB Home, 6.375%, 8/15/11(4)                          700,588
                                                                 ---------------
                                                                       2,010,208
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
         1,210,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                    1,316,202
         4,310,000  General Electric Co.,
                    5.00%, 2/1/13(4)                                   4,457,104
                                                                 ---------------
                                                                       5,773,306
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
INSURANCE - 1.3%
           950,000  Allstate Corp. (The), 5.55%, 5/9/35                  986,687
         2,000,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,996,080)(5)                                2,007,510
           570,000  American International Group, Inc.,
                    4.25%, 5/15/13(4)                                    553,741
         1,450,000  Genworth Financial Inc.,
                    5.75%, 6/15/14                                     1,557,783
           650,000  Metlife, Inc., 5.00%, 6/15/15                        660,949
         2,200,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $2,199,956)(5)                                2,181,819
                                                                 ---------------
                                                                       7,948,489
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
           350,000  IAC/InterActiveCorp,
                    7.00%, 1/15/13(4)                                    373,743
                                                                 ---------------
MACHINERY - 0.3%
         2,000,000  Caterpillar Financial Services Corp.,
                    2.59%, 7/15/06                                     1,972,306
                                                                 ---------------
MEDIA - 1.4%
           260,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13(4)                    317,498
         3,000,000  Comcast Corp., 5.50%, 3/15/11                      3,133,793
         2,295,000  Cox Communications Inc.,
                    4.625%, 1/15/10                                    2,291,255
         1,000,000  News America Holdings,
                    7.75%, 1/20/24(4)                                  1,203,361
         1,650,000  Reed Elsevier Capital Inc.,
                    4.625%, 6/15/12                                    1,644,804
                                                                 ---------------
                                                                       8,590,711
                                                                 ---------------
METALS & MINING - 0.2%
         1,180,000  Alcan Inc., 4.50%, 5/15/13                         1,161,736
           320,000  Alcan Inc., 5.00%, 6/1/15                            322,097
                                                                 ---------------
                                                                       1,483,833
                                                                 ---------------
MULTI-UTILITIES - 0.5%
         2,300,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                    2,291,596
           920,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      926,684
                                                                 ---------------
                                                                       3,218,280
                                                                 ---------------
MULTILINE RETAIL - 0.4%
           600,000  May Department Stores Co.,
                    3.95%, 7/15/07                                       596,140
         1,600,000  May Department Stores Co.,
                    4.80%, 7/15/09                                     1,618,867
                                                                 ---------------
                                                                       2,215,007
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.3%
           800,000  Anadarko Petroleum Corp.,
                    7.95%, 4/15/29                                     1,058,806
         1,600,000  Devon Energy Corp.,
                    2.75%, 8/1/06                                      1,572,630
         2,180,000  Enterprise Products Operating L.P.,
                    4.625%, 10/15/09                                   2,172,338
           370,000  Magellan Midstream Partners,
                    5.65%, 10/15/16                                      383,238
         1,150,000  Nexen Inc., 5.875%, 3/10/35                        1,172,887

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         1,220,000  XTO Energy Inc., 5.30%, 6/30/15                    1,245,746
                                                                 ---------------
                                                                       7,605,645
                                                                 ---------------
PHARMACEUTICALS - 0.1%
           800,000  Schering-Plough Corp.,
                    5.55%, 7/1/05                                        849,628
                                                                 ---------------
ROAD & RAIL - 0.5%
         1,500,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                      1,736,205
            43,000  Norfolk Southern Corp.,
                    7.80%, 5/15/27                                        57,196
         1,107,000  Norfolk Southern Corp.,
                    5.64%, 5/17/29                                     1,161,577
                                                                 ---------------
                                                                       2,954,978
                                                                 ---------------
SOFTWARE - 0.2%
         1,340,000  Computer Associates International Inc.,
                    4.75%, 12/1/09 (Acquired
                    12/9/04, Cost $1,359,216)(5)                       1,337,048
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
         1,500,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(4)                                  1,565,625
                                                                 ---------------
TOTAL CORPORATE BONDS                                                133,049,864
(Cost $129,434,179)                                              ---------------

ASSET-BACKED SECURITIES(1) - 16.5%
           237,695  ABSC Non-Improvement Trust,
                    Series 2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04,
                    Cost $237,059)(5)                                    236,417
         2,834,952  Accredited Mortgage Loan Trust,
                    Series 2004-4, Class A2A, VRN,
                    3.46%, 7/25/05, resets monthly
                    off the 1-month LIBOR plus 0.15%
                    with no caps                                       2,837,727
            22,164  AQ Finance Non-Improvement
                    Trust, Series 2003 N11A, 7.14%,
                    11/25/33 (Acquired 9/18/03,
                    Cost $22,164)(5)                                      22,129
           185,666  AQ Finance Non-Improvement
                    Trust, Series 2004 RN4, Class A,
                    4.60%, 7/25/34 (Acquired 6/9/04,
                    Cost $185,525)(5)                                    185,041
           177,308  AQ Finance Non-Improvement
                    Trust, Series 2004 RN5, Class A,
                    5.19%, 6/29/34 (Acquired 6/24/04,
                    Cost $177,308)(5)                                    176,612
            58,489  Argent Non-Improvement Trust,
                    Series 2004 WN2, Class A, 4.55%,
                    4/25/34 (Acquired 3/4/04,
                    Cost $58,486)(5)                                      58,507
           152,119  Argent Non-Improvement Trust,
                    Series 2004 WN8, Class A, 4.70%,
                    7/25/34 (Acquired 6/18/04,
                    Cost $151,978)(5)                                    151,703
           124,634  Argent Non-Improvement Trust,
                    Series 2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $124,630)(5)                                    124,653
           225,856  Argent Non-Improvement Trust,
                    Series 2004 WN10, Class A,
                    4.21%, 11/25/34 (Acquired
                    10/19/04, Cost $225,856)(5)                          225,574
           161,386  Asset Backed Funding Corp.
                    Non-Improvement Trust,
                    Series 2004 OPT4, Class N1,
                    4.45%, 5/26/34                                       160,567
         5,100,000  Capital One Prime Auto Receivables
                    Trust, Series 2004-2, Class A4,
                    VRN, 3.28%, 7/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(3)                         5,108,170
         1,171,406  Centex Home Equity, Series 2004 C,
                    Class AF1, VRN, 2.82%, 7/1/05                      1,166,049

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         4,900,000  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 3.29%,
                    7/15/05, resets monthly off the
                    1-month LIBOR plus 0.07% and no
                    caps, Final Maturity 10/15/18(3)                   4,905,503
           183,749  Countrywide Asset-Backed
                    Certificates, Series 2004-5N,
                    Class N1, 5.50%, 10/25/35                            183,210
         1,037,801  Countrywide Asset-Backed
                    Certificates, Series 2004-11,
                    Class A1, VRN, 3.50%, 7/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.19% with no caps                      1,038,712
           166,617  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36
                    (Acquired 10/27/04,
                    Cost $166,528)(5)                                    165,956
         3,752,049  Countrywide Asset-Backed
                    Certificates, Series 2004-13,
                    Class AV1, VRN, 3.454%, 7/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.14% with no caps(3)                   3,755,313
         6,625,000  Countrywide Asset-Backed
                    Certificates, VRN, Series 2005-7,
                    Class 3AV1, 3.34%, 7/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.12% with no caps(3)                   6,624,999
         1,127,103  Countrywide Partnership Trust,
                    Series 2004 EC1, Class 2A1, VRN,
                    3.484%, 7/25/05, resets monthly
                    off the 1-month LIBOR plus 0.17%
                    with no caps                                       1,127,923
         1,300,000  Detroit Edison Securitization
                    Funding LLC, Series 2001-1,
                    Class A4 SEQ, 6.19%, 3/1/13                        1,408,748
         2,128,738  Equifirst Mortgage Loan Trust,
                    Series 2004-3, Class A1, VRN,
                    3.47%, 7/25/05, resets monthly
                    off the 1-month LIBOR plus 0.16%
                    with no caps                                       2,130,309
           156,837  Finance America Non-Improvement
                    Trust, Series 2004-1, Class A,
                    5.25%, 6/27/34                                       156,088
         4,924,755  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2004
                    FF11, Class 2A1, VRN, 3.46%,
                    7/25/05, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps, Final Maturity 1/25/35(3)                 4,927,518
         3,257,504  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2005
                    FF4, Class 2A1, VRN, 3.39%,
                    7/25/05, resets monthly off the
                    1-month LIBOR plus 0.08% with
                    no caps(3)                                         3,259,716
            69,642  First Franklin Non-Improvement
                    Trust, Series 2004 FF1, Class N1,
                    4.50%, 9/25/05                                        69,506
         1,500,000  Ford Credit Auto Owner Trust,
                    Series 2002 A, Class B, 4.79%,
                    11/15/06                                           1,501,712
        11,175,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1,
                    Class A, VRN, 3.26%, 7/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps(3)                  11,190,332
           119,219  Fremont Non-Improvement Trust,
                    Series 2004 B, 4.70%, 5/25/34
                    (Acquired 5/20/04,
                    Cost $119,219)(5)                                    118,892
         5,899,662  GE Corporate Aircraft
                    Financing LLC, Series 2004-1A,
                    Class A1, VRN, 3.404%, 7/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 10/5/04,
                    Cost $5,899,662)(3)(5)                             5,896,122
           215,088  GSAMP Non-Improvement Trust,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $215,184)(5)                                    215,045
           169,760  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired 9/15/04,
                    Cost $170,129)(5)                                    169,119
           729,222  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $729,222)(5)                                    729,294
            32,595  MASTR Non-Improvement Trust,
                    Series 2004 CI3, Class N1,
                    4.45%, 2/26/34 (Acquired 5/18/04,
                    Cost $32,593)(5)                                      32,523
            43,618  Merrill Lynch Mortgage
                    Investors Inc., Series 2003 OP1N,
                    Class N1, 7.25%, 7/25/34                              43,547

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         2,348,779  NovaStar Home Equity Loan,
                    Series 2004-4, Class A2A, VRN,
                    3.50%, 7/25/05, resets monthly
                    off the 1-month LIBOR plus 0.19%
                    with a cap of 11.00%                               2,350,489
         5,703,059  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    3.43%, 7/25/05, resets monthly
                    off the 1-month LIBOR plus 0.12%
                    with a cap of 11.00%(3)                            5,707,462
           197,961  NovaStar Non-Improvement Trust,
                    Series 2004 N2, Class X, O and
                    P, 4.46%, 6/26/34 (Acquired
                    7/20/04, Cost $197,961)(5)                           197,069
         6,541,072  Park Place Securities Inc.,
                    Series 2004 WHQ2, Class A3B, VRN,
                    3.47%, 7/25/05, resets monthly
                    off the 1-month LIBOR plus 0.16%
                    with no caps(3)                                    6,546,390
         2,499,713  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 3.48%, 7/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a
                    cap of 14.00%                                      2,501,825
           590,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       583,341
         3,611,869  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1, VRN,
                    3.45%, 7/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.14% with no caps(3)                              3,614,820
           143,075  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A, 5.00%,
                    9/27/34 (Acquired 8/5/04,
                    Cost $142,864)(5)                                    143,225
           194,136  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $194,560)(5)                                    193,267
           212,643  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04,
                    Cost $212,637)(5)                                    212,636
           319,705  SLMA Student Loan Trust,
                    Series 2004-8, Class A1, VRN,
                    3.15%, 7/25/05, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps                                   319,914
         6,906,749  SLMA Student Loan Trust,
                    Series 2005-2, Class A1, VRN,
                    3.14%, 7/25/05, resets quarterly
                    off the 3-month LIBOR minus
                    0.02% with no caps(3)                              6,909,234
         5,869,819  Structured Asset Securities Corp. ,
                    VRN, Series 2005 WF2, Class
                    A1, 3.39%, 7/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps(3)                         5,868,481
         4,730,000  Washington Mutual, Inc.,
                    Series 2005 AR4, Class A4B,
                    4.684%, 4/25/35(3)                                 4,738,130
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         99,989,519
(Cost $99,834,172)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 16.3%
         5,000,000  FHLB, 4.43%, 4/7/08(3)                             5,020,375
        23,890,000  FHLB, 4.60%, 4/11/08(3)                           24,030,234
        15,300,000  FHLMC, 3.875%, 6/15/08(4)                         15,313,479
        10,000,000  FHLMC, 6.625%, 9/15/09(4)                         11,019,880
        12,000,000  FHLMC, 7.00%, 3/15/10                             13,548,108
         3,500,000  FNMA, 6.625%, 10/15/07(3)                          3,713,091
         5,100,000  FNMA, 5.75%, 2/15/08                               5,342,454
         9,500,000  FNMA, 2.50%, 6/15/08(3)                            9,139,247
         5,200,000  FNMA, 6.125%, 3/15/12(4)                           5,823,392

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         5,575,000  FNMA, 4.625%, 10/15/14(4)                          5,728,335
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               98,678,595
(Cost $98,166,194)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 15.6%
        28,652,874  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.80%, 7/1/05                                        761,593
         1,900,000  Bank of America Large Loan,
                    Series 2005 BOCA, Class A1, VRN,
                    3.34%, 7/15/05, resets monthly
                    off the 1-month LIBOR plus 0.12%
                    with no caps (Acquired 3/4/05,
                    Cost $1,900,000)(5)                                1,900,815
         7,656,000  Bank of America Mortgage
                    Securities, Series 2004 F, Class 2A5,
                    VRN, 4.17%, 7/1/05(3)                              7,604,874
         6,000,000  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2005-4,
                    Class 2A2, 4.57%, 8/25/35                          5,994,000
        35,019,000  Bear Stearns Commercial Mortgage
                    Securities STRIPS - COUPON,
                    Series 2004 T16, Class X2, VRN,
                    0.81%, 7/1/05                                      1,413,087
         6,008,720  Bear Stearns Commercial Mortgage
                    Securities, Series 2004 BA5A,
                    Class A1, VRN, 3.35%, 7/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.13% with no caps
                    (Acquired 12/15/04,
                    Cost $6,008,720)(3)(5)                             6,012,902
         3,847,028  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 3.35%, 7/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps (3)                        3,851,940
        22,420,710  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN,
                    1.01%, 7/1/05                                        830,441
         2,547,364  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2004 HTL1, Class A1, VRN,
                    3.46%, 7/15/05, resets monthly
                    off the 1-month LIBOR plus 0.24%
                    with no caps                                       2,550,968
         4,733,672  Commercial Mortgage Pass-Through
                    Certificates, Series 2005 F10A,
                    Class A1, VRN, 3.32%, 7/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.10% with no caps
                    (Acquired 3/18/05, Cost
                    $4,733,672)(3)(5)                                  4,735,703
         5,074,850  FHLMC, Series 2005-2937,
                    Class KA, 4.50%, 12/15/14                          5,100,828
           339,394  First Union National Bank
                    Commercial Mortgage,
                    Series 2001 C3,
                    Class A1 SEQ, 5.20%, 8/15/33                         341,103
            56,031  FNMA, Series 1989-35, Class G SEQ,
                    9.50%, 7/25/19                                        60,841
         7,394,178  FNMA, Series 2004 T1, Class 1A2,
                    6.50%, 1/25/44                                     7,733,223
         1,455,710  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                      1,459,648
         7,600,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(3)                    7,647,378
         8,030,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2, 4.305%, 7/1/05,
                    Final Maturity 8/10/42(3)                          8,032,626
         5,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27(3)                             5,312,455
         6,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3,
                    4.65%, 7/30/30                                     6,476,000
           746,589  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                      755,428
            26,372  Nationslink Funding Corp.,
                    Series 1998-2, Class A1 SEQ,
                    6.00%, 8/20/30                                        26,333

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         2,998,884  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005 WL5A,
                    Class A1, VRN, 3.32%, 7/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.10% with no caps
                    (Acquired 3/24/05,
                    Cost $2,998,884)(5)                                2,999,703
         3,750,000  Washington Mutual,
                    Series 2004 AR4, Class A6,
                    3.81%, 6/25/34(3)                                  3,692,261
         3,500,000  Washington Mutual,
                    Series 2004 AR9, Class A6,
                    4.28%, 8/25/34(3)                                  3,487,267
         5,500,000  Washington Mutual,
                    Series 2004 AR9, Class A7, VRN,
                    4.207%, 7/1/05(3)                                  5,497,140
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  94,278,557
(Cost $94,179,674)                                               ---------------

U.S. TREASURY SECURITIES - 13.4%
         4,700,000  U.S. Treasury Bonds,
                    8.00%, 11/15/21(4)                                 6,773,692
        12,615,000  U.S. Treasury Bonds,
                    6.25%, 8/15/23(4)                                 15,724,900
         5,700,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(3)                                7,200,263
         1,500,000  U.S. Treasury Bonds,
                    5.50%, 8/15/28                                     1,766,895
        10,305,000  U.S. Treasury Bonds,
                    5.375%, 2/15/31(4)                                12,163,125
        12,226,920  U.S. Treasury Inflation
                    Indexed Notes, 1.625%,
                    1/15/15(4)                                        12,186,327
         4,600,000  U.S. Treasury Notes,
                    3.875%, 5/15/10(4)                                 4,627,674
         1,300,000  U.S. Treasury Notes,
                    4.75%, 5/15/14(4)                                  1,379,829
        12,850,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(4)                                 13,161,214
         6,200,000  U.S. Treasury Notes,
                    4.125%, 5/15/15(4)                                 6,292,516
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        81,276,435
(Cost $77,306,861)                                               ---------------

MUNICIPAL SECURITIES - 1.2%
        $4,600,000  Commonwealth of Massachusetts,
                    5.50%, 1/1/34 (FGIC)(6)                            5,627,916
         1,650,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                      1,717,568
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             7,345,484
(Cost $7,271,890)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.6%
         1,890,000  Republic of Italy,
                    4.00%, 6/16/08(4)                                  1,895,540
         1,500,000  United Mexican States,
                    5.875%, 1/15/14(4)                                 1,569,000
           390,000  United Mexican States,
                    6.75%, 9/27/34(4)                                    414,375
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                 3,878,915
(Cost $3,839,861)                                                ---------------

TEMPORARY CASH INVESTMENTS - 5.0%
        29,990,000  FHLMC Discount Notes,
                    2.60%, 7/1/05(3)(7)                               29,990,000
                                                                 ---------------
(Cost $29,990,000)

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR SECURITIES LENDING(8) - 15.2%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.35%, dated 6/30/05,
due 7/1/05 (Delivery value $41,692,658)                               41,688,779
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 3.438%, dated 6/30/05,
due 7/1/05 (Delivery value $50,004,774)                               50,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                91,688,779
(Cost $91,688,779)                                               ---------------

TOTAL INVESTMENT SECURITIES - 137.5%                                 831,588,061
                                                                 ---------------
(Cost $822,220,374)

OTHER ASSETS AND LIABILITIES - (37.5)%                             (226,915,984)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  604,672,077
                                                                 ===============

FUTURES CONTRACTS*
                          Expiration         Underlying Face      Unrealized
  Contracts Purchased        Date            Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  61  U.S. Treasury
      10-Year Notes     September 2005          $6,921,594          $46,566
                                         =======================================

                          Expiration         Underlying Face      Unrealized
  Contracts Sold             Date            Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
 399  U.S. Treasury
      2-Year Notes       October 2005          $82,867,313         $(81,945)
  17  U.S. Treasury
      5-Year Notes      September 2005           1,851,141           (2,695)
                                         ---------------------------------------
                                               $84,718,454         $(84,640)
                                         =======================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
FGIC = Financial Guaranty Insurance Co.
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
SLMA = Student Loan Marketing Association
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective June 30, 2005.
(1) Final maturity indicated, unless otherwise noted.
(2) Forward commitment.
(3) Security, or a portion thereof, has been segregated for a when-issued security, forward commitment, and/or futures contracts.
(4) Security, or a portion thereof, was on loan as of June 30, 2005. The aggregate value of securities on loan at June 30, 2005, was $130,384,637.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2005, was $42,178,501, which represented 7.0% of net assets.
(6) When-issued security.
(7) The rate indicated is the yield to maturity at purchase.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 822,257,971
                                                                 ===============
Gross tax appreciation of investments                              $ 10,423,686
Gross tax depreciation of investments                                (1,093,596)
                                                                 ---------------
Net tax appreciation of investments                                $  9,330,090
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD FUND
JUNE 30, 2005

[american century investments logo and text logo]

HIGH YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 95.9%
AEROSPACE & DEFENSE - 0.5%
          $350,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                $     353,500
                                                                 ---------------
BUILDING PRODUCTS - 1.0%
           500,000  MAAX Corp., 9.75%, 6/15/12                           443,750
           250,000  Nortek Inc., 8.50%, 9/1/14                           233,750
                                                                 ---------------
                                                                         677,500
                                                                 ---------------
CAPITAL MARKETS - 0.8%
           500,000  Refco Finance Holdings LLC,
                    9.00%, 8/1/12                                        532,500
CHEMICALS - 2.7%
           850,000  Huntsman ICI Chemicals,
                    10.125%, 7/1/09(1)                                   878,688
            46,000  IMC Global Inc., 10.875%, 6/1/08                      51,980
           750,000  Lyondell Chemical Co.,
                    9.50%, 12/15/08                                      801,563
            46,000  Millennium America Inc.,
                    9.25%, 6/15/08                                        50,025
                                                                 ---------------
                                                                       1,782,256
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.4%
           750,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11(1)                                   723,719
           650,000  Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                        705,250
           600,000  Cenveo Corp., 7.875%, 12/1/13(1)                     573,000
           250,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       249,375
                                                                 ---------------
                                                                       2,251,344
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.1%
           500,000  Lucent Technologies Inc.,
                    7.25%, 7/15/06                                       513,750
           250,000  Lucent Technologies Inc.,
                    6.45%, 3/15/29(1)                                    225,000
                                                                 ---------------
                                                                         738,750
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.8%
           500,000  Xerox Corp., 6.875%, 8/15/11(1)                      532,500
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.2%
           400,000  ACIH Inc., 0.00%, 12/15/07
                    (Acquired 12/21/04,
                    Cost $287,164)(2)(3)                                 238,000
           500,000  Associated Materials Inc.,
                    9.75%, 4/15/12                                       520,000
                                                                 ---------------
                                                                         758,000
                                                                 ---------------
CONTAINERS & PACKAGING - 2.9%
           350,000  Ball Corp., 7.75%, 8/1/06                            364,000
           500,000  Ball Corp., 6.875%, 12/15/12                         527,500
           250,000  BWAY Corp., 10.00%, 10/15/10                         259,375
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12 (Acquired
                    9/29/04, Cost $250,000)(1)(3)                        253,750

HIGH YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           500,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14 (Acquired
                    9/29/04, Cost $505,625)(1)(3)                        503,750
                                                                 ---------------
                                                                       1,908,375
                                                                 ---------------
DISTRIBUTORS - 0.7%
           500,000  Amscan Holdings Inc.,
                    8.75%, 5/1/14                                        460,000
                                                                 ---------------
DIVERSIFIED - 4.4%
         2,751,626  Lehman Brothers TRAINSSM,
                    Series 2004-1, 8.218%, 8/1/15
                    (Acquired 4/28/04,
                    Cost $2,947,707)(1)(3)                             2,911,407
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.2%
           500,000  Ford Motor Credit Co.,
                    6.50%, 1/25/07                                       503,773
           750,000  General Motors Acceptance Corp.,
                    6.15%, 4/5/07                                        746,403
           200,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       179,234
                                                                 ---------------
                                                                       1,429,410
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.6%
           586,000  AT&T Corp., 9.05%, 11/15/11                          678,295
           250,000  Intelsat Bermuda Ltd., 8.25%,
                    1/15/13 (Acquired 1/24/05,
                    Cost $250,000)(3)                                    259,375
           250,000  Intelsat Bermuda Ltd., 8.625%,
                    1/15/15 (Acquired 1/24/05,
                    Cost $250,000)(3)                                    265,000
           250,000  Intelsat Ltd., 6.50%, 11/1/13                        203,750
           300,000  MCI Inc., 8.74%, 5/1/14                              337,125
           400,000  MCI, Inc., 7.69%, 5/1/09                             417,500
           300,000  Qwest Communications
                    International Inc., 7.50%, 2/15/14
                    (Acquired 6/24/05,
                    Cost $283,500)(3)                                    285,375
           550,000  Qwest Corp., 7.875%, 9/1/11                          576,125
           550,000  Qwest Services Corp., 13.50%,
                    12/15/10 (Acquired
                    5/21/03-7/24/03,
                    Cost $618,500)(3)                                    638,000
                                                                 ---------------
                                                                       3,660,545
                                                                 ---------------
ELECTRIC UTILITIES - 2.8%
           800,000  MSW Energy Holdings LLC,
                    8.50%, 9/1/10                                        850,000
           469,000  NRG Energy Inc., 8.00%,
                    12/15/13 (Acquired 12/17/03,
                    Cost $469,000)(3)                                    497,140
           500,000  Texas Genco LLC, 6.875%,
                    12/15/14 (Acquired 12/8/04,
                    Cost $514,500)(1)(3)                                 528,750
                                                                 ---------------
                                                                       1,875,890
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
           250,000  Celestica Inc., 7.625%, 7/1/13(1)                    251,875
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       520,000
                                                                 ---------------
                                                                         771,875
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.5%
           600,000  Hanover Compressor Co.,
                    8.625%, 12/15/10                                     637,500

HIGH YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           570,000  Newpark Resources,
                    8.625%, 12/15/07                                     567,150
           400,000  Universal Compression Inc.,
                    7.25%, 5/15/10                                       420,000
                                                                 ---------------
                                                                       1,624,650
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
           500,000  Ingles Markets, Inc.,
                    8.875%, 12/1/11                                      510,625
                                                                 ---------------
FOOD PRODUCTS - 0.8%
            13,000  Dole Food Company, Inc.,
                    8.875%, 3/15/11(1)                                    13,943
           500,000  Hines Nurseries Inc.,
                    10.25%, 10/1/11(1)                                   517,500
                                                                 ---------------
                                                                         531,443
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
           400,000  Fisher Scientific International Inc.,
                    6.75%, 8/15/14(1)                                    420,000
           760,000  Sybron Dental Specialties Inc.,
                    8.125%, 6/15/12                                      817,000
           650,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                     659,750
                                                                 ---------------
                                                                       1,896,750
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.7%
           500,000  Alliance Imaging, Inc.,
                    7.25%, 12/15/12(1)                                   475,000
           585,000  Genesis HealthCare Corp.,
                    8.00%, 10/15/13(1)                                   636,188
           600,000  HCA Inc., 6.95%, 5/1/12(1)                           639,010
                                                                 ---------------
                                                                       1,750,198
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 11.1%
           500,000  Equinox Holdings Inc.,
                    9.00%, 12/15/09(1)                                   518,750
           500,000  Herbst Gaming Inc.,
                    8.125%, 6/1/12                                       532,500
           100,000  Herbst Gaming, Inc.,
                    7.00%, 11/15/14(1)                                   101,250
           650,000  Intrawest Corp., 7.50%, 10/15/13                     670,313
            34,884  Mandalay Resort Group,
                    9.375%, 2/15/10(1)                                    39,157
           500,000  MGM Mirage, 8.50%, 9/15/10                           557,500
           625,000  Mohegan Tribal Gaming Auth.,
                    6.375%, 7/15/09(1)                                   640,625
           400,000  Park Place Entertainment Corp.,
                    7.875%, 12/15/05                                     407,000
           650,000  Park Place Entertainment Corp.,
                    9.375%, 2/15/07                                      700,374
           650,000  Penn National Gaming Inc.,
                    8.875%, 3/15/10                                      698,749
           400,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11(1)                                   412,000
           400,000  Resorts International Hotel and
                    Casino Inc., 11.50%, 3/15/09                         457,500
           500,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                       566,250
           200,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.375%,
                    11/15/15(1)                                          223,500
           350,000  Trump Entertainment
                    Resorts, Inc., 8.50%, 6/1/15(4)                      343,438
           500,000  Wynn Las Vegas LLC/Wynn
                    Las Vegas Capital Corp., 6.625%,
                    12/1/14                                              488,750
                                                                 ---------------
                                                                       7,357,656
                                                                 ---------------
HOUSEHOLD DURABLES - 5.0%
           250,000  Beazer Homes USA Inc.,
                    8.375%, 4/15/12                                      269,375
           500,000  D.R. Horton Inc., 7.875%, 8/15/11                    564,492
           500,000  KB Home, 6.375%, 8/15/11(1)                          522,827
           500,000  Sealy Mattress Co.,
                    8.25%, 6/15/14                                       507,500

HIGH YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           750,000  WCI Communities Inc.,
                    10.625%, 2/15/11(1)                                  813,750
           550,000  William Lyon Homes Inc.,
                    10.75%, 4/1/13                                       599,500
                                                                 ---------------
                                                                       3,277,444
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.6%
           400,000  Spectrum Brands, Inc.,
                    8.50%, 10/1/13                                       420,000
                                                                 ---------------
MEDIA - 11.0%
           200,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12(1)                                    197,000
           350,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      361,813
           350,000  Charter Communications
                    Holdings II LLC/Charter
                    Communications
                    Holdings II Capital Corp., 10.25%, 9/15/10           355,688
           500,000  Cinemark Inc.,
                    0.00%, 3/15/09(1)(2)                                 335,000
           500,000  CSC Holdings Inc.,
                    7.875%, 12/15/07(1)                                  518,750
           250,000  CSC Holdings Inc., 6.75%,
                    4/15/12 (Acquired 8/5/04,
                    Cost $241,250)(3)                                    236,250
           500,000  Dex Media Inc.,
                    8.00%, 11/15/13(1)                                   533,750
           500,000  Dex Media Inc.,
                    0.00%, 11/15/08(1)(2)                                405,000
           500,000  DirecTV Holdings LLC, 8.375%,
                    3/15/13 (Acquired 4/19/05,
                    Cost $543,750)(3)                                    556,250
           500,000  Echostar DBS Corp.,
                    6.375%, 10/1/11                                      498,125
           250,000  Fisher Communications, Inc.,
                    8.625%, 9/15/14                                      266,563
           550,000  Imax Corp., 9.625%, 12/1/10                          580,249
           500,000  Mediacom LLC,
                    9.50%, 1/15/13(1)                                    501,250
           300,000  MediaNews Group, Inc.,
                    6.875%, 10/1/13(1)                                   298,875
           525,000  PanAmSat Corp.,
                    9.00%, 8/15/14(1)                                    575,530
           500,000  Primedia Inc., 7.625%, 4/1/08(1)                     506,875
           500,000  Primedia Inc.,
                    8.875%, 5/15/11(1)                                   526,250
                                                                 ---------------
                                                                       7,253,218
                                                                 ---------------
METALS & MINING - 0.9%
           550,000  IPSCO Inc., 8.75%, 6/1/13                            616,688
                                                                 ---------------
MULTI-UTILITIES - 2.4%
           450,000  AES Corporation (The),
                    8.875%, 2/15/11(1)                                   504,000
           500,000  AES Corporation (The), 8.75%,
                    5/15/13 (Acquired 5/1/03,
                    Cost $500,000)(3)                                    561,250
           500,000  CMS Energy Corp.,
                    7.50%, 1/15/09                                       528,750
                                                                 ---------------
                                                                       1,594,000
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 8.7%
           600,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14(1)                                    654,000
           500,000  Citgo Petroleum Corp.,
                    6.00%, 10/15/11(1)                                   501,250
           600,000  El Paso Corp.,
                    7.875%, 6/15/12(1)                                   621,000
           300,000  El Paso Corp., 7.80%, 8/1/31                         293,250
           650,000  Forest Oil Corp., 7.75%, 5/1/14(1)                   702,000
           390,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       434,850
           400,000  Massey Energy Co.,
                    6.625%, 11/15/10                                     414,000
           400,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      418,500
           500,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      535,000

HIGH YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           500,000  Williams Companies Inc.,
                    8.125%, 3/15/12(1)                                   570,000
           500,000  Williams Companies Inc.,
                    7.875%, 9/1/21                                       571,250
                                                                 ---------------
                                                                       5,715,100
                                                                 ---------------
PAPER & FOREST PRODUCTS - 3.1%
           400,000  Abitibi-Consolidated Inc.,
                    6.95%, 4/1/08(1)                                     404,000
           550,000  Boise Cascade LLC, 7.125%,
                    10/15/14 (Acquired
                    10/15/04-2/15/05,
                    Cost $573,250)(3)                                    543,125
           500,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15(1)                                    572,500
           500,000  Norske Skog Canada Ltd.,
                    7.375%, 3/1/14(1)                                    492,500
                                                                 ---------------
                                                                       2,012,125
                                                                 ---------------
PERSONAL PRODUCTS - 1.0%
           610,000  WH Holdings Ltd./WH
                    Capital Corp., 9.50%, 4/1/11                         655,750
                                                                 ---------------
REAL ESTATE - 0.9%
           162,000  CB Richard Ellis Services Inc.,
                    9.75%, 5/15/10                                       180,630
           400,000  Host Marriott L.P.,
                    7.00%, 8/15/12(1)                                    417,000
                                                                 ---------------
                                                                         597,630
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
           500,000  Amkor Technology Inc.,
                    7.75%, 5/15/13(1)                                    432,500
                                                                 ---------------
SPECIALTY RETAIL - 3.3%
           450,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12                                       462,375
           250,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14(1)                                    242,500
           600,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%, 12/15/13                       633,000
           350,000  Toys "R" Us, Inc.,
                    7.375%, 10/15/18                                     285,250
           500,000  United Auto Group, Inc.,
                    9.625%, 3/15/12                                      536,250
                                                                 ---------------
                                                                       2,159,375
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
           550,000  Perry Ellis International Inc.,
                    8.875%, 9/15/13                                      552,750
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.0%
           650,000  United Rentals North America Inc.,
                    6.50%, 2/15/12                                       642,688
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 4.4%
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                       542,500
           400,000  Nextel Partners Inc.,
                    8.125%, 7/1/11                                       436,000
           650,000  Rogers Wireless
                    Communications Inc.,
                    7.25%, 12/15/12(1)                                   705,250
           300,000  Rogers Wireless
                    Communications Inc.,
                    7.50%, 3/15/15                                       327,750
           500,000  SBA Communications Corp.,
                    8.50%, 12/1/12(1)                                    541,250
           300,000  Ubiquitel Inc., 9.875%, 3/1/11                       330,750
                                                                 ---------------
                                                                       2,883,500
                                                                 ---------------

HIGH YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                               VALUE
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                 63,127,942
(Cost $61,460,184)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.8%
         1,851,000  FHLMC Discount Notes,
                    2.60%, 7/1/05(5)                                   1,851,000
                                                                 ---------------
(Cost $1,851,000)

COMMON STOCKS - 0.1%
HOTELS, RESTAURANTS & LEISURE - 0.1%
             4,076  Trump Entertainment
                    Resorts, Inc.(6)                                      55,434
                                                                 ---------------
(Cost $40,020)

COLLATERAL RECEIVED FOR LENDING(7) - 25.1%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.35%, dated 6/30/05,
due 7/1/05 (Delivery value $11,534,922)                               11,533,849
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 3.43%,
dated 6/30/05, due 7/1/05
(Delivery value $5,000,477)                                            5,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                    16,533,849
(Cost $16,533,849)                                               ---------------

TOTAL INVESTMENT SECURITIES - 123.9%                                  81,568,225
                                                                 ---------------
(Cost $79,885,053)

OTHER ASSETS AND LIABILITIES - (23.9)%                              (15,744,147)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  65,824,078
                                                                 ===============

HIGH YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
FHLMC = Federal Home Loan Mortgage Corporation
TRAINSSM = Target Return Index SecuritiesSM. Rate indicated is the weighted average coupon of the underlying securities held.
(1) Security, or a portion thereof, was on loan as of June 30, 2005. The aggregate value of securities on loan at June 30, 2005, was $16,319,937.
(2) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    June 30, 2005.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2005, was $8,277,422, which represented 12.6% of net assets. None of the restricted securities were considered illiquid.
(4) Security is in default.
(5) The rate indicated is the yield to maturity at purchase.
(6) Non-income producing.
(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

HIGH YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 79,885,053
                                                                 ===============
Gross tax appreciation of investments                              $  2,254,749
Gross tax depreciation of investments                                  (571,577)
                                                                 ---------------
Net tax appreciation of investments                                $  1,683,172
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
PREMIUM MONEY MARKET FUND
JUNE 30, 2005

[american century investments logo and text logo]

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) - 55.6%
        $5,500,000  American Family Financial
                    Services, Inc., 3.35%, 11/3/05                 $   5,436,024
         1,611,000  Amstel Funding Corp., 3.10%,
                    7/15/05 (Acquired 5/5/05,
                    Cost $1,601,705)(2)                                1,609,058
         9,040,000  Amstel Funding Corp., 3.46%,
                    11/23/05 (Acquired
                    5/26/05-6/28/05,
                    Cost $8,898,992)(2)                                8,914,150
         3,000,000  Amsterdam Funding Corp.,
                    3.26%, 7/1/05 (Acquired 6/24/05,
                    Cost $2,998,098)(2)                                3,000,000
         7,500,000  Amsterdam Funding Corp., 3.08%,
                    7/11/05 (Acquired 5/12/05,
                    Cost $7,461,500)(2)                                7,493,584
         3,500,000  Amsterdam Funding Corp., 3.10%,
                    7/14/05 (Acquired 6/1/05,
                    Cost $3,487,040)(2)                                3,496,082
         5,000,000  Barclays U.S. Funding LLC,
                    3.10%, 7/18/05                                     4,992,692
        11,000,000  Blue Ridge Asset Funding, 3.10%,
                    7/11/05 (Acquired 6/7/05,
                    Cost $10,967,794)(2)                              10,990,528
         9,000,000  Canadian Imperial Holdings,
                    3.05%, 7/15/05                                     8,989,325
         4,000,000  Cedar Springs Capital Co., 3.06%,
                    7/11/05 (Acquired 4/13/05,
                    Cost $3,969,740)(2)                                3,996,600
         3,000,000  Cedar Springs Capital Co., 3.24%,
                    8/25/05 (Acquired 5/27/05,
                    Cost $2,975,700)(2)                                2,985,150
         4,000,000  Cedar Springs Capital Co., 3.29%,
                    9/2/05 (Acquired 6/9/05,
                    Cost $3,968,928)(2)                                3,976,970
         2,700,000  Cedar Springs Capital Co., 3.33%,
                    9/8/05 (Acquired 6/16/05,
                    Cost $2,679,021)(2)                                2,682,767
         6,800,000  CitiBank Credit Card Issuance
                    Trust, 3.03%, 7/5/05 (Acquired
                    4/6/05, Cost $6,748,490)(2)                        6,797,710
         5,000,000  CitiBank Credit Card Issuance
                    Trust, 3.10%, 7/18/05 (Acquired
                    5/18/05, Cost $4,973,736)(2)                       4,992,681
         2,500,000  CitiBank Credit Card Issuance
                    Trust, 3.14%, 7/26/05 (Acquired
                    5/27/05, Cost $2,486,917)(2)                       2,494,549
         5,000,000  Crown Point Capital Co., 3.04%,
                    7/7/05 (Acquired 4/18/05,
                    Cost $4,966,222)(2)                                4,997,467
         9,000,000  Crown Point Capital Co., 3.16%,
                    8/8/05 (Acquired 5/9/05,
                    Cost $8,928,110)(2)                                8,969,979
        10,000,000  Danske Corporation,
                    3.01%, 7/8/05                                      9,994,146
         2,200,000  Danske Corporation,
                    3.15%, 8/5/05                                      2,193,263
         4,000,000  DEPFA Bank plc, 3.04%,
                    7/7/05 (Acquired 4/11/05,
                    Cost $3,970,662)(2)                                3,997,976
         6,500,000  DEPFA Bank plc, 3.15%,
                    8/8/05 (Acquired 5/10/05,
                    Cost $6,448,813)(2)                                6,478,388
         3,200,000  DEPFA Bank plc, 3.16%,
                    8/10/05 (Acquired 5/16/05,
                    Cost $3,175,844)(2)                                3,188,765
         2,700,000  Dexia Delaware LLC,
                    3.06%, 7/5/05                                      2,699,084
         1,700,000  Dexia Delaware LLC,
                    3.24%, 8/22/05                                     1,692,044
         5,000,000  Dexia Delaware LLC,
                    3.36%, 9/13/05                                     4,965,467
         7,000,000  Emerald Notes of the MBNA,
                    3.16%, 8/3/05
                    (Acquired 5/12/05,
                    Cost $6,949,001)(2)                                6,979,723
         7,000,000  Emerald Notes of the MBNA,
                    3.25%, 8/23/05
                    (Acquired 6/9/05,
                    Cost $6,952,604)(2)                                6,966,507
         1,600,000  ING (US) Funding LLC,
                    3.12%, 7/26/05                                     1,596,533
         1,300,000  ING (US) Funding LLC,
                    3.18%, 8/5/05                                      1,295,981
        10,000,000  Lexington Parker Capital,
                    3.16%, 7/18/05
                    (Acquired 4/21/05-6/21/05,
                    Cost $9,950,206)(2)                                9,985,078
         4,000,000  Lexington Parker Capital,
                    3.19%, 8/8/05
                    (Acquired 5/18/05,
                    Cost $3,971,290)(2)                                3,986,531

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
        10,000,000  Network Rail CP Finance plc,
                    3.10%, 7/18/05
                    (Acquired 5/13/05,
                    Cost $9,946,697)(2)                                9,985,384
         3,500,000  Network Rail CP Finance plc,
                    3.10%, 7/20/05
                    (Acquired 5/20/05,
                    Cost $3,481,615)(2)                                3,494,274
         8,000,000  Paradigm Funding LLC, 3.20%,
                    7/15/05 (Acquired 6/16/05,
                    Cost $7,979,378)(2)                                7,990,044
         5,000,000  Paradigm Funding LLC, 3.08%,
                    7/28/05 (Acquired 3/29/05,
                    Cost $4,948,239)(2)                                4,988,450
         1,500,000  Paradigm Funding LLC, 3.18%,
                    8/17/05 (Acquired 5/4/05,
                    Cost $1,486,088)(2)                                1,493,773
        10,000,000  Preferred Receivable Funding,
                    3.09%, 7/13/05
                    (Acquired 5/11/05,
                    Cost $9,945,925)(2)                                9,989,700
         4,000,000  Preferred Receivable Funding,
                    3.20%, 8/10/05
                    (Acquired 6/10/05,
                    Cost $3,978,311)(2)                                3,985,778
         5,000,000  Ranger Funding Co. LLC, 3.23%,
                    7/25/05 (Acquired 6/20/05,
                    Cost $4,984,299)(2)                                4,989,233
         3,069,000  SBC Communications Inc., 3.28%,
                    7/13/05 (Acquired 6/24/05,
                    Cost $3,063,687)(2)                                3,065,645
         7,200,000  SBC Communications Inc., 3.26%,
                    7/21/05 (Acquired 6/23/05,
                    Cost $7,181,744)(2)                                7,186,960
         1,350,000  Spintab AB, 3.10%, 7/15/05                         1,348,373
         1,000,000  Spintab AB, 3.10%, 7/21/05                           998,278
         3,150,000  Spintab AB, 3.17%, 8/12/05                         3,138,350
         1,600,000  Spintab AB, 3.17%, 8/23/05                         1,592,533
         1,300,000  Spintab AB, 3.28%, 9/1/05                          1,292,656
         4,000,000  Stadshypotek Delaware, Inc.,
                    3.18%, 8/15/05
                    (Acquired 5/16/05,
                    Cost $3,967,897)(2)                                3,984,125
         6,700,000  Thunder Bay Funding Inc., 3.06%,
                    7/7/05 (Acquired 5/17/05,
                    Cost $6,670,956)(2)                                6,696,583
         7,700,000  Toronto Dominion Holdings,
                    3.36%, 9/23/05                                     7,639,722
         8,900,000  UBS Finance LLC, 3.39%, 7/1/05                     8,900,000
         2,470,000  Windmill Funding Corp., 3.08%,
                    7/13/05 (Acquired 5/10/05,
                    Cost $2,456,475)(2)                                2,467,464
         3,100,000  Windmill Funding Corp., 3.10%,
                    7/15/05 (Acquired 6/3/05,
                    Cost $3,088,788)(2)                                3,096,263
         4,152,000  Windmill Funding Corp., 3.13%,
                    7/27/05 (Acquired 5/9/05,
                    Cost $4,123,482)(2)                                4,142,614
         6,000,000  Yorktown Capital, LLC, 3.09%,
                    7/12/05 (Acquired 6/1/05,
                    Cost $5,978,885)(2)                                5,994,335
         1,040,000  Yorktown Capital, LLC, 3.28%,
                    7/19/05 (Acquired 6/24/05,
                    Cost $1,037,631)(2)                                1,038,294
         4,000,000  Yorktown Capital, LLC, 3.30%,
                    7/25/05 (Acquired 6/28/05,
                    Cost $3,990,100)(2)                                3,991,200
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                               276,324,833
                                                                 ---------------

CORPORATE BONDS - 18.6%
        10,000,000  Barclays Bank plc, VRN, 3.07%,
                    7/5/05, resets monthly off the
                    1-month LIBOR minus 0.06%
                    with no caps                                       9,998,191
         4,445,000  Building 3 LLC, VRN, 3.43%,
                    7/7/05 (Acquired 4/21/04,
                    Cost $4,445,000)(2)                                4,445,000
         3,600,000  Christopher Place Inc., VRN,
                    3.44%, 7/7/05                                      3,600,000
         3,800,000  CPR Investments LLC, VRN,
                    3.39%, 7/7/05                                      3,800,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         5,000,000  Fifth Third Bank, VRN, 3.26%,
                    7/1/05, resets daily off the
                    Federal Funds Rate plus
                    0.0625% with no caps                               4,999,937
         4,875,000  Green Island Country Club Inc.,
                    VRN, 3.39%, 7/7/05                                 4,875,000
         4,500,000  HBOS Treasury Services plc, VRN,
                    3.16%, 7/12/05, resets quarterly
                    off the 3-month LIBOR plus
                    0.03% with no caps
                    (Acquired 3/28/05,
                    Cost $4,501,674)(2)                                4,501,126
         6,500,000  HBOS Treasury Services plc, VRN,
                    3.23%, 7/29/05, resets quarterly
                    off the 3-month LIBOR plus
                    0.04% with no caps
                    (Acquired 12/9/04,
                    Cost $6,501,047)(2)                                6,500,129
         6,650,000  Lee Group Inc./County
                    Materials Inc./Lees Aggregate
                    & Trucking Inc., VRN,
                    3.45%, 7/7/05                                      6,650,000
         5,000,000  Lloyds TSB Bank plc, VRN,
                    3.24%, 9/1/05, resets quarterly
                    off the 3-month LIBOR minus
                    0.09% with no caps                                 4,998,885
         8,000,000  OSS Realty Co., VRN,
                    3.30%, 7/7/05                                      8,000,000
         8,000,000  Pfizer Inc., VRN, 3.15%, 8/4/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.06% with no caps                     8,000,000
         2,000,000  Salvation Army, VRN,
                    3.34%, 7/7/05                                      2,000,000
         4,000,000  Six Ten Properties LLC,
                    VRN, 3.39%, 7/7/05                                 4,000,000
         2,010,000  St. Mary's Congregation,
                    VRN, 3.49%, 7/7/05                                 2,010,000
         5,000,000  Transamerica Occidental Life
                    Insurance Co., VRN, 3.32%,
                    8/1/05, resets quarterly off the
                    3-month LIBOR plus 0.11% with
                    no caps (Acquired 11/9/99,
                    Cost $5,000,000)(2)                                5,000,000
         9,000,000  Travelers Insurance Co. Group,
                    VRN, 3.31%, 8/5/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.08% with no caps
                    (Acquired 8/7/03,
                    Cost $9,000,000)(2)                                9,000,000
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 92,378,268
                                                                 ---------------

MUNICIPAL SECURITIES - 15.1%
         3,500,000  American National Fish & Wildlife
                    Museum District Rev., Series
                    2004 B, VRDN, 3.44%, 7/7/05
                    (LOC: Commerce Bank N.A.)                          3,500,000
         2,490,000  Arizona Health Facilities Auth.
                    Rev., Series 2003 C, (Terraces),
                    VRDN, 3.44%, 7/7/05
                    (LOC: Lloyds TSB Bank)                             2,490,000
           795,000  Board Trustees Morgan County
                    Memorial Hospital Rev., (Johnson
                    County), VRDN, 3.51%, 7/7/05
                    (LOC: Fifth Third Bank)                              795,000
         1,860,000  Calexico Unified School District
                    COP, (Refinancing Project), VRDN,
                    3.37%, 7/7/05 (XLCA)
                    (SBBPA: Wachovia Bank N.A.)                        1,860,000
           800,000  California Statewide Communities
                    Development Auth. Rev.,
                    (Industrial Improvements),
                    VRDN, 3.40%, 7/7/05
                    (LOC: Bank of the West)                              800,000
         5,025,000  California Statewide Communities
                    Development Auth. Rev.,
                    Series 2002 B, (Biola University),
                    VRDN, 3.25%, 7/7/05
                    (LOC: BNP Paribas)                                 5,025,000
         5,000,000  City of Fairfield Rev.,
                    Series 2005 A-2, VRDN, 3.36%,
                    7/7/05 (LOC: Landesbank
                    Hessen-Thuringen Girozentrale)                     5,000,000
           910,000  Colorado Housing & Finance Auth.
                    Rev., Series 2004 B,
                    (Corey Building), VRDN, 3.44%,
                    7/7/05 (LOC: Guaranty Bank &
                    Trust & Wells Fargo Bank N.A.)                       910,000
         1,040,000  Colorado Housing & Finance Auth.
                    Rev., Series 2004 B, (Taxable
                    POPIEL Properties), VRDN, 3.42%,
                    7/7/05 (LOC: Guaranty Bank &
                    Trust & Wells Fargo Bank N.A.)                     1,040,000
         2,110,000  Colorado Housing & Finance Auth.
                    Rev., Series 2005 B, (Closet
                    Factory), VRDN, 3.44%, 7/7/05
                    (LOC: Bank of New York)                            2,110,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         1,000,000  Columbus Development Auth. Rev.,
                    (CEDC/ICFORM Inc.), VRDN,
                    3.44%, 7/7/05
                    (LOC: Columbus Bank & Trust)                       1,000,000
         2,500,000  Columbus Development Auth. Rev.,
                    (Columbus Park East), VRDN,
                    3.39%, 7/7/05 (LOC: Columbus
                    Bank & Trust)                                      2,500,000
         3,250,000  Columbus Development Auth. Rev.,
                    VRDN, 3.39%, 7/7/05 (LOC:
                    Columbus Bank & Trust)                             3,250,000
         5,000,000  Cook County GO, Series 2005 D,
                    (Public Improvements), VRDN,
                    3.36%, 7/6/05 (SBBPA: Depfa
                    Bank plc)                                          5,000,000
         5,105,000  Cook County Industrial
                    Development Rev., Series 1999 B,
                    (Devorahco LLC), VRDN, 3.40%,
                    7/7/05 (LOC: LaSalle Bank N.A.)
                    (Acquired 3/23/01,
                    Cost $5,105,000)(2)                                5,105,000
         2,000,000  County of Cuyahoga Rev.,
                    Series 2004 B, (Gateway), VRDN,
                    3.26%, 7/6/05 (SBBPA: Wachovia
                    Bank N.A.)                                         2,000,000
         1,210,000  Crawford Education Facilities
                    Corp. Rev., Series 2004 B,
                    (Refunding Taxable University
                    Package), VRDN, 3.44%, 7/7/05
                    (LOC: BNP Paribas)                                 1,210,000
           800,000  Greenville South Carolina
                    Memorial Auditorium District COP,
                    Series 1996 C, (BI-LO Center),
                    VRDN, 3.42%, 7/6/05
                    (LOC: Bank of America N.A.)                          800,000
         7,270,000  Kansas City Missouri Tax
                    Increment Rev., Series 2003 B,
                    (Chouteau Development
                    Company LLC), VRDN, 3.59%,
                    7/7/05 (MBIA) (SBBPA:
                    JPMorgan Chase Bank)                               7,270,000
         1,165,000  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., Series 2004 D, (University
                    Louisiana-Monroe), VRDN, 3.42%,
                    7/7/05 (LOC: Regions Bank)                         1,165,000
         7,875,000  Montebello COP, VRDN, 3.33%,
                    7/6/05 (LOC: Union Bank of
                    California N.A. & California State
                    Teachers Retirement System)                        7,875,000
           360,000  Nebraska Investment Finance
                    Auth. Multifamily Rev.,
                    Series 2001 B, (Riverbend
                    Apartments), VRDN, 3.46%,
                    7/7/05 (LOC: LaSalle Bank N.A.)
                    (Acquired 9/5/01,
                    Cost $360,000)(2)                                    360,000
         1,900,000  Oregon State Facilities Auth. Rev.,
                    (Hazelden Springbrook), VRDN,
                    3.50%, 7/7/05
                    (LOC: Allied Irish Bank plc)                       1,900,000
         2,100,000  Osceola County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Regatta Bay Apartments), VRDN,
                    3.42%, 7/6/05 (LOC: FNMA)                          2,100,000
           100,000  Palm Beach County Florida
                    Housing Finance Auth. Rev.,
                    Series 2003 B, (Renaissance),
                    VRDN, 3.42%, 7/6/05 (FNMA)
                    (LOC: FNMA)                                          100,000
         1,415,000  St. Charles County Industrial
                    Development Auth. Rev.,
                    Series 2004 B, (Taxable
                    Development Newco), VRDN,
                    3.56%, 7/7/05
                    (LOC: Marshall & Ilsley)                           1,415,000
         2,690,000  West Covina Public Financing
                    Auth. Rev., Series 2002 A, VRDN,
                    3.33%, 7/6/05 (LOC: Union Bank
                    of California N.A.)                                2,690,000
         2,000,000  Westmoreland County Industrial
                    Development Auth. Rev.,
                    Series 2005 D, (Excela Health
                    System), VRDN, 3.30%, 7/7/05
                    (LOC: Wachovia Bank N.A.)                          2,000,000
         3,660,000  Wisconsin Health & Educational
                    Facilities Auth. Rev.,
                    Series 2004 C,
                    (Southwest Health), VRDN, 3.32%,
                    7/6/05 (LOC: Fifth Third Bank)                     3,660,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            74,930,000
                                                                 ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 6.6%
        10,000,000  FHLB, 3.00%, 1/18/06                              10,000,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         5,000,000  FHLB, VRN, 3.02%, 7/1/05, resets
                    monthly off the 1-month LIBOR
                    minus 0.11% with no caps                           4,997,010
        10,000,000  FHLB, VRN, 3.00%, 7/5/05, resets
                    quarterly off the 3-month LIBOR
                    minus 0.12% with no caps                           9,998,613
         8,000,000  FNMA, VRN, 3.03%, 7/21/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.07% with no caps                     7,998,416
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               32,994,039
                                                                 ---------------

CERTIFICATES OF DEPOSIT - 3.9%
        10,000,000  First Tennessee Bank N.A., 3.21%,
                    8/22/05 (Acquired 5/24/05,
                    Cost $10,000,000)(2)                              10,000,000
         9,500,000  Toronto Dominion Bank
                    (New York), 2.76%, 7/1/05                          9,500,000
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                         19,500,000
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  496,127,140
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 0.2%                                      870,278
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 496,997,418
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective June 30, 2005.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2005.
XLCA = XL Capital Ltd.
(1) The rate indicated is the yield to maturity at purchase.
(2) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act
    Or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2005, was $252,471,616, which represented 50.8% of net assets. Restricted securities considered illiquid represent 2.8% of net assets.

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                    $ 496,127,140
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INFLATION PROTECTION BOND FUND
JUNE 30, 2005

[american century investments logo and text logo]

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 99.0%
          $412,860  U.S. Treasury Inflation
                    Indexed Bonds, 2.38%, 1/15/25                    $   452,066
           481,160  U.S. Treasury Inflation
                    Indexed Bonds, 3.63%, 4/15/28                        646,653
           219,218  U.S. Treasury Inflation
                    Indexed Bonds, 3.38%, 4/15/32                        298,282
           442,076  U.S. Treasury Inflation
                    Indexed Notes, 3.38%, 1/15/07                        456,254
           504,186  U.S. Treasury Inflation
                    Indexed Notes, 3.88%, 1/15/09                        548,756
           410,792  U.S. Treasury Inflation
                    Indexed Notes, 0.88%, 4/15/10                        400,779
           447,140  U.S. Treasury Inflation
                    Indexed Notes, 3.50%, 1/15/11                        495,714
           459,880  U.S. Treasury Inflation
                    Indexed Notes, 3.00%, 7/15/12                        505,257
           631,764  U.S. Treasury Inflation
                    Indexed Notes, 2.00%, 1/15/14                        650,939
           509,455  U.S. Treasury Inflation
                    Indexed Notes, 1.63%, 1/15/15                        507,764
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.0%                                    4,962,464
                                                                 ---------------
(Cost $4,982,270)

OTHER ASSETS AND LIABILITIES - 1.0%                                       47,730
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                            $ 5,010,194
                                                                 ===============

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 4,982,270
                                                                 ===============
Gross tax appreciation of investments                               $     2,289
Gross tax depreciation of investments                                   (22,095)
                                                                 ---------------
Net tax depreciation of investments                                 $   (19,806)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INVESTMENT TRUST

By:     /s/ William M. Lyons
        -----------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:    August 26, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -----------------------------------------
        Name:   William M. Lyons
        Title:  President
                (principal executive officer)

Date:    August 26, 2005

By:      /s/ Maryanne L. Roepke
         ----------------------------------------
         Name:   Maryanne L. Roepke
         Title:  Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:    August 26, 2005